Mortgage Loans at Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
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Mortgage Loans at Fair Value
B.	MORTGAGE LOANS AT FAIR VALUE

Mortgage loans at fair value consist of the following (in thousands):

	September 30, 2020	December 31, 2019
Mortgage loans, unpaid principal balance	$5,009,892	$5,309,394
Premiums paid on mortgage loans	51,288	88,913
Fair value adjustment	154,016	48,003

	$5,215,196	$5,446,310

B.	MORTGAGE LOANS AT FAIR VALUE

Mortgage loans at fair value consist of the following at December 31 (in thousands):

	2019	2018
Mortgage loans, unpaid principal balance	$5,309,394	$2,445,123
Premiums paid on mortgage loans	88,913	47,898
Fair value adjustment	48,003	24,739

	$5,446,310	$2,517,760

B.	MORTGAGE LOANS AT FAIR VALUE

Mortgage loans at fair value consist of the following at December 31 (in thousands):

	2018	2017
Mortgage loans, unpaid principal balance	$2,445,123	$1,790,945
Premiums paid on mortgage loans	47,898	34,450
Fair value adjustment	24,739	17,302

	$2,517,760	$1,842,697